PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER RECEIVABLES
Summary of prepayments and other receivables

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Prepayments:
– Prepayments to CRO vendors	79,568	32,960	4,779
– Prepayments for other services	906	1,321	192
– Prepayments to an affiliate (Note 22)	8,079	8,231	1,193
Value-added tax recoverable	89,578	8,197	1,188
Deposits	616	4,570	663
Other receivables	12,077	24,999	3,624
	190,824	80,278	11,639